Note 11 - Income Taxes (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit)		$ 0	$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%
Unrecognized Tax Benefits		$ 0	$ 0
Domestic Tax Jurisdiction [Member] | Internal Revenue Service (IRS) [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		32,951,304
Domestic Tax Jurisdiction [Member] | Internal Revenue Service (IRS) [Member] | R&D Tax Credit Carryforward [Member]
Tax Credit Carryforward, Subject to Expiration		$ 1,035,384